10.31 Fidelity International Index Funds Investor, Premium Combo PRO-06 | Fidelity® Emerging Markets Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Emerging Markets Index Fund} - 10.31 Fidelity International Index Funds Investor, Premium Combo PRO-06 - Fidelity® Emerging Markets Index Fund		Fidelity Emerging Markets Index Fund-Investor Class	Fidelity Emerging Markets Index Fund-Premium Class
Management fee	[1]	0.08%	0.08%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.21%	0.05%
Total annual operating expenses		0.29%	0.13%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity® Emerging Markets Index Fund} - 10.31 Fidelity International Index Funds Investor, Premium Combo PRO-06 - Fidelity® Emerging Markets Index Fund - USD ($)	Fidelity Emerging Markets Index Fund-Investor Class	Fidelity Emerging Markets Index Fund-Premium Class
1 year	$ 30	$ 13
3 years	93	42
5 years	163	73
10 years	$ 368	$ 166